Segment Information	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segment Information

16. Segment Information

During the years ended December 31, 2021 and 2020, the Company’s operations were in the resource industry in Bulgaria, and Turkey with head offices in the United States and a satellite office in Sofia, Bulgaria. The Company’s operating segments included, a head office in Canada, oil and gas operations in Turkey and oil and gas properties located in Bulgaria.

For the year ended December 31, 2021

	Bulgaria	North America	Turkey	Total
Revenue
Oil and natural gas sales	$–	$–	$3,700,727	$3,700,727
			3,700,727	3,700,727
Cost and expenses
Production	–	–	2,617,118	2,617,118
Depletion	–	–	233,798	233,798
Depreciation	–	–	31,768	31,768
Accretion of asset retirement obligation	–	–	416,354	416,354
Investor relations	–	914,770	–	914,770
Stock-based compensation	–	336,366	–	336,366
General and administrative	14,468	1,253,770	979,926	2,248,164
Total (recovery) expenses	$14,468	$2,504,906	$4,278,964	$6,798,338

Income (loss) before other income (expenses)	$(14,468)	$(2,504,906)	$(578,237)	$(3,097,611)
Other income (expenses)
Interest income	–	17,733	28,484	46,217
Interest expense	–	(126,027)	–	(126,027)
Finance cost	–	(176,386)	–	(176,386)
Other income (expense)	2,600	–	–	2,600
Foreign exchange gain (loss)	188	37,757	(12,277)	25,668
Loss on debt settlement	–	(238,724)	–	(238,724)
Gain on disposal of equipment	–	–	40,074	40,074
Change in fair value of derivative liability	–	1,473,638	–	1,473,638
Total other income (expense)	$2,788	$987,991	$56,281	$1,047,060

Net income (loss)	$(11,680)	$(1,516,915)	$(521,956)	$(2,050,551)

Long-lived assets	$3,116,146	$-	$2,209,368	$5,325,515

For the year ended December 31, 2020

	Bulgaria	North America	Turkey	Total
Revenue
Oil and natural gas sales	$–	$–	$2,584,266	$2,584,266
			2,584,266	2,584,266
Cost and expenses
Production	–	–	2,378,626	2,378,626
Depletion	–	–	239,002	239,002
Depreciation	–	–	37,633	37,633
Accretion of asset retirement obligation	–	–	377,197	377,197
Investor relations	–	458,302	–	458,302
Stock-based compensation	–	410,555	–	410,555
General and administrative	6,791	910,108	977,182	1,894,081
Total (recovery) expenses	$6,791	$1,778,965	$4,009,640	$5,795,396

Income (loss) before other income (expenses)	$(6,791)	$(1,778,965)	$(1,425,374)	$(3,211,130)
Other income (expenses)
Interest income	–	–	13,026	13,026
Interest expense	(172)	(70,075)	(14,853)	(85,100)
Accretion of convertible debt discount	–	(34,586)	–	(34,586)
Other income (expense)	2,513	–	–	2,513
Foreign exchange gain (loss)	(3,576)	(1,644)	63,416	58,196
Loss on debt settlement	–	(22,406)	–	(22,406)
Change in fair value of derivative liability	–	(199,789)	–	(199,789)
Provision for loan receivable	(54,008)	–	–	(54,008)
Total other income (expense)	$(55,243)	$(328,500)	$61,589	$(322,154)

Net income (loss)	$(62,034)	$(2,107,465)	$(1,363,785)	$(3,533,284)

Long-lived assets	$3,122,443	$–	$2,364,493	$5,486,936